Fair Value of Financial Instruments, Note: Schdule of Assumptions used to Estimate Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schdule of Assumptions used to Estimate Fair Value
Assumptions	December 31, 2011
Expected term (years)	1.8 -9.7
Expected volatility	152%
Risk-free interest rate	0.71% - 4.13%
Dividend yield	0.00%